Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of share option activity	The following table summarises our share option activity for the periods presented:

	2025		2024		2023
	Shares	Average exercise price	Shares	Average exercise price	Shares	Average exercise price
	thousands	US$	thousands	US$	thousands	US$
Outstanding at beginning of year	24	39.00	920	37.42	2,272	35.30
Granted	—	—	—	—	—	—
Exercised	(24)	39.00	(895)	37.39	(1,352)	33.86
Forfeited, expired or cancelled	—	—	(1)	—	—	—
Outstanding at end of year	—	0.00	24	39.00	920	37.42
Options exercisable at end of year	—	0.00	24	39.00	920	37.42

Disclosure of range of exercise prices of outstanding share options	The following table summarises the weighted average remaining life of options outstanding for the periods presented:

	2025		2024		2023
Range of exercise prices	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life	Options outstanding	Weighted average remaining life
US$	thousands	years	thousands	years	thousands	years
25.01 to 40.00	—	0.00	24	0.85	920	1.60
Total	—	0.00	24	0.85	920	1.60

Disclosure of weighted average grant-date fair value of units granted	The following table summarises the weighted average grant date fair values per unit:

Restricted stock units and performance share units	2025	2024
Grant date fair value – service conditions (US$)	78.09	67.60
Grant date fair value – service and performance conditions (US$)	78.35	67.77